Commitments and Contingencies minimum lease obligations (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leases Future Minimum Payments Due Abstract
Operating Leases - Future Minimum Rental Payments 2013	$ 151,630
Operating Leases - Future Minimum Rental Payments 2014	127,081
Operating Leases - Future Minimum Rental Payments 2015	108,779
Operating Leases - Future Minimum Rental Payments 2016	90,919
Operating Leases - Future Minimum Rental Payments 2017	73,969
Operating Leases - Future Minimum Rental Payments After 2017	809,344
Operating Leases - Future Minimum Rental Payments Total	1,361,722
Operating Leases Future Minimum Payments Receivable Abstract
Operating Leases - Future Minimum Rental Receipts 2013	41,184
Operating Leases - Future Minimum Rental Receipts 2014	35,613
Operating Leases - Future Minimum Rental Receipts 2015	26,088
Operating Leases - Future Minimum Rental Receipts 2016	15,358
Operating Leases - Future Minimum Rental Receipts 2017	6,505
Operating Leases - Future Minimum Rental Receipts After 2017	398
Operating Leases - Future Minimum Rental Receipts Total	$ 125,146